Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Contract revenue	$ 1,928,800	$ 1,376,369	$ 1,003,409
Operating expenses:
Contract	1,738,977	1,249,025	886,952
Amortization of intangibles	14,985	15,108	9,437
General and administrative	151,816	127,383	106,086
Settlement of project dispute		8,236
Goodwill impairment	8,067	178,575	60,000
Changes in fair value of contingent earnout liability		(10,000)	(45,340)
Acquisition costs			10,055
Other charges	151	105	3,771
Total operating expenses	1,913,996	1,568,432	1,030,961
Operating income (loss)	14,804	(192,063)	(27,552)
Other income (expense):
Interest expense, net	(29,393)	(45,035)	(27,639)
Loss on early extinguishment of debt	(3,405)	(6,304)
Other, net	(570)	(539)	1,553
Total other income (expense)	(33,368)	(51,878)	(26,086)
Loss from continuing operations before income taxes	(18,564)	(243,941)	(53,638)
Provision (benefit) for income taxes	4,727	(33,558)	(28,951)
Loss from continuing operations	(23,291)	(210,383)	(24,687)
Income (loss) from discontinued operations, net of provision (benefit) for income taxes	(5,944)	(82,438)	(11,142)
Net loss	(29,235)	(292,821)	(35,829)
Less: Income attributable to noncontrolling interest	(976)	(1,195)	(1,207)
Net loss attributable to Willbros Group, Inc.	(30,211)	(294,016)	(37,036)
Reconciliation of net loss attributable to Willbros Group, Inc.
Loss from continuing operations	(23,291)	(210,383)	(24,687)
Loss from discontinued operations	(6,920)	(83,633)	(12,349)
Net loss attributable to Willbros Group, Inc.	$ (30,211)	$ (294,016)	$ (37,036)
Basic loss per share attributable to Company Shareholders:
Loss from continuing operations	$ (0.49)	$ (4.43)	$ (0.58)
Loss from discontinued operations	$ (0.14)	$ (1.76)	$ (0.29)
Net loss	$ (0.63)	$ (6.19)	$ (0.87)
Diluted loss per share attributable to Company Shareholders:
Loss from continuing operations	$ (0.49)	$ (4.43)	$ (0.58)
Loss from discontinued operations	$ (0.14)	$ (1.76)	$ (0.29)
Net loss	$ (0.63)	$ (6.19)	$ (0.87)
Weighted average number of common shares outstanding:
Basic	48,019,303	47,475,680	43,013,934
Diluted	48,019,303	47,475,680	43,013,934